American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Equity ETF (AVLC)
May 31, 2025

Avantis U.S. Large Cap Equity ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.4%
AeroVironment, Inc.(1)	3	534
Archer Aviation, Inc., Class A(1)	699	7,053
ATI, Inc.(1)	4,425	352,407
Axon Enterprise, Inc.(1)	416	312,150
Boeing Co.(1)	3,763	780,145
BWX Technologies, Inc.	2,639	331,458
Curtiss-Wright Corp.	410	180,445
General Dynamics Corp.	1,070	297,984
General Electric Co.	6,191	1,522,429
HEICO Corp.	147	44,047
HEICO Corp., Class A	255	60,139
Howmet Aerospace, Inc.	2,839	482,318
Huntington Ingalls Industries, Inc.	832	185,586
Kratos Defense & Security Solutions, Inc.(1)	455	16,785
L3Harris Technologies, Inc.	736	179,834
Leonardo DRS, Inc.	961	40,650
Loar Holdings, Inc.(1)	184	16,017
Lockheed Martin Corp.	2,220	1,070,884
Moog, Inc., Class A	364	67,453
Northrop Grumman Corp.	679	329,159
RTX Corp.	7,471	1,019,642
Standard Aero, Inc.(1)	110	3,226
Textron, Inc.	3,282	242,967
TransDigm Group, Inc.	299	439,061
Woodward, Inc.	1,119	242,073
		8,224,446
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	1,913	183,591
Expeditors International of Washington, Inc.	4,633	522,278
FedEx Corp.	5,575	1,215,908
United Parcel Service, Inc., Class B	14,797	1,443,299
		3,365,076
Automobile Components — 0.2%
Aptiv PLC(1)	5,115	341,733
Autoliv, Inc.	3,235	332,623
BorgWarner, Inc.	8,533	282,357
Gentex Corp.	4,864	104,916
Modine Manufacturing Co.(1)	451	40,951
		1,102,580
Automobiles — 1.2%
Ford Motor Co.	113,395	1,177,040
General Motors Co.	31,065	1,541,134
Lucid Group, Inc.(1)	15,655	34,911
Rivian Automotive, Inc., Class A(1)(2)	11,640	169,129
Tesla, Inc.(1)	13,221	4,580,548
		7,502,762
Banks — 4.2%
Bank of America Corp.	59,657	2,632,663
Bank OZK	1,307	57,939

BOK Financial Corp.	415	39,184
Cadence Bank	3,464	104,959
Citigroup, Inc.	23,714	1,786,138
Citizens Financial Group, Inc.	8,330	336,116
Columbia Banking System, Inc.	5,174	120,968
Comerica, Inc.	4,187	239,036
Commerce Bancshares, Inc.	3,610	227,466
Cullen/Frost Bankers, Inc.	1,758	223,231
East West Bancorp, Inc.	4,644	423,533
Fifth Third Bancorp	14,498	553,679
First Citizens BancShares, Inc., Class A	323	597,188
First Financial Bankshares, Inc.	78	2,750
First Horizon Corp.	12,675	251,979
Glacier Bancorp, Inc.	26	1,078
Home BancShares, Inc.	3,661	103,570
Huntington Bancshares, Inc.	29,710	464,367
JPMorgan Chase & Co.	33,063	8,728,632
KeyCorp	18,252	289,477
M&T Bank Corp.	2,830	516,871
Old National Bancorp	7,248	151,193
Pinnacle Financial Partners, Inc.	1,423	151,236
PNC Financial Services Group, Inc.	5,413	940,834
Popular, Inc.	1,707	176,726
Prosperity Bancshares, Inc.	1,622	112,972
Regions Financial Corp.	15,306	328,161
SouthState Corp.	1,665	146,187
Synovus Financial Corp.	3,320	158,796
Truist Financial Corp.	17,449	689,236
U.S. Bancorp	22,915	998,865
UMB Financial Corp.	1,260	129,931
United Bankshares, Inc.	285	10,300
Webster Financial Corp.	4,350	223,938
Wells Fargo & Co.	39,302	2,939,004
Western Alliance Bancorp	2,868	207,672
Wintrust Financial Corp.	2,167	258,761
Zions Bancorp NA	5,231	247,740
		25,572,376
Beverages — 0.9%
Brown-Forman Corp., Class A	244	8,108
Brown-Forman Corp., Class B	2,362	78,749
Celsius Holdings, Inc.(1)	6,913	261,864
Coca-Cola Co.	30,923	2,229,548
Coca-Cola Consolidated, Inc.	2,690	308,409
Constellation Brands, Inc., Class A	1,300	231,777
Keurig Dr. Pepper, Inc.	8,866	298,518
Molson Coors Beverage Co., Class B	4,674	250,480
Monster Beverage Corp.(1)	9,214	589,235
PepsiCo, Inc.	10,555	1,387,455
Primo Brands Corp., Class A	921	30,458
		5,674,601
Biotechnology — 1.9%
AbbVie, Inc.	15,658	2,914,110
ADMA Biologics, Inc.(1)	542	10,753
Alkermes PLC(1)	3,100	94,891
Alnylam Pharmaceuticals, Inc.(1)	526	160,199

Amgen, Inc.	4,447	1,281,536
Biogen, Inc.(1)	783	101,626
BioMarin Pharmaceutical, Inc.(1)	2,707	157,195
Bridgebio Pharma, Inc.(1)	1,182	40,484
Exelixis, Inc.(1)	12,174	523,969
Gilead Sciences, Inc.	30,261	3,331,131
Halozyme Therapeutics, Inc.(1)	2,732	153,183
Incyte Corp.(1)	2,470	160,698
Insmed, Inc.(1)	442	30,821
Krystal Biotech, Inc.(1)	236	29,727
Madrigal Pharmaceuticals, Inc.(1)	170	46,794
Moderna, Inc.(1)	2,568	68,206
Natera, Inc.(1)	691	108,991
Neurocrine Biosciences, Inc.(1)	1,961	241,242
Nuvalent, Inc., Class A(1)	175	13,057
Regeneron Pharmaceuticals, Inc.	937	459,392
Revolution Medicines, Inc.(1)	2,105	82,937
Roivant Sciences Ltd.(1)	6,141	67,490
Sarepta Therapeutics, Inc.(1)	397	14,927
Summit Therapeutics, Inc.(1)(2)	1,312	23,898
United Therapeutics Corp.(1)	1,069	340,851
Vaxcyte, Inc.(1)	1,118	36,324
Vertex Pharmaceuticals, Inc.(1)	2,920	1,290,786
		11,785,218
Broadline Retail — 4.2%
Amazon.com, Inc.(1)	105,049	21,536,096
Coupang, Inc.(1)	19,687	552,220
Dillard's, Inc., Class A	113	44,750
eBay, Inc.	14,964	1,094,916
Etsy, Inc.(1)	12	664
MercadoLibre, Inc.(1)	840	2,153,164
Ollie's Bargain Outlet Holdings, Inc.(1)	996	111,004
		25,492,814
Building Products — 0.8%
A.O. Smith Corp.	2,986	192,030
AAON, Inc.	1,644	158,301
Advanced Drainage Systems, Inc.	2,250	247,410
Allegion PLC	1,168	166,674
Armstrong World Industries, Inc.	2,038	317,174
AZEK Co., Inc.(1)	1,302	64,462
Builders FirstSource, Inc.(1)	2,259	243,249
Carlisle Cos., Inc.	1,231	468,002
Carrier Global Corp.	3,468	246,922
CSW Industrials, Inc.	166	50,761
Fortune Brands Innovations, Inc.	1,138	57,355
Johnson Controls International PLC	3,031	307,252
Lennox International, Inc.	1,090	615,250
Masco Corp.	1,005	62,732
Owens Corning	3,161	423,416
Simpson Manufacturing Co., Inc.	901	140,286
Trane Technologies PLC	1,976	850,213
Trex Co., Inc.(1)	2,743	153,251
UFP Industries, Inc.	1,751	170,828
Zurn Elkay Water Solutions Corp.	2,957	107,014
		5,042,582

Capital Markets — 3.6%
Affiliated Managers Group, Inc.	48	8,448
Ameriprise Financial, Inc.	2,908	1,480,870
Ares Management Corp., Class A	824	136,372
Bank of New York Mellon Corp.	12,608	1,117,195
Blackrock, Inc.	1,071	1,049,462
Blackstone, Inc.	4,275	593,199
Blue Owl Capital, Inc.	1,936	36,164
Carlyle Group, Inc.	3,610	163,172
Cboe Global Markets, Inc.	1,087	249,053
Charles Schwab Corp.	20,794	1,836,942
CME Group, Inc.	3,730	1,077,970
Coinbase Global, Inc., Class A(1)	1,837	453,041
Evercore, Inc., Class A	789	182,646
FactSet Research Systems, Inc.	472	216,299
Franklin Resources, Inc.	5,846	126,507
Freedom Holding Corp.(1)(2)	136	22,561
Goldman Sachs Group, Inc.	3,858	2,316,536
Hamilton Lane, Inc., Class A	620	92,380
Houlihan Lokey, Inc.	754	131,709
Interactive Brokers Group, Inc., Class A	853	178,857
Intercontinental Exchange, Inc.	2,059	370,208
Invesco Ltd.	5,356	77,448
Janus Henderson Group PLC	2,024	73,532
Jefferies Financial Group, Inc.	4,091	198,823
KKR & Co., Inc.	5,348	649,568
Lazard, Inc.	1,743	75,646
LPL Financial Holdings, Inc.	2,498	967,126
MarketAxess Holdings, Inc.	934	202,127
Moody's Corp.	1,404	672,965
Morgan Stanley	17,537	2,245,262
Morningstar, Inc.	64	19,739
MSCI, Inc.	437	246,477
Nasdaq, Inc.	1,773	148,116
Northern Trust Corp.	7,626	813,999
PJT Partners, Inc., Class A	2	301
Raymond James Financial, Inc.	5,207	765,325
Robinhood Markets, Inc., Class A(1)	10,829	716,338
S&P Global, Inc.	1,093	560,556
SEI Investments Co.	3,207	273,429
State Street Corp.	5,317	511,921
StepStone Group, Inc., Class A	6	347
Stifel Financial Corp.	2,483	233,948
T. Rowe Price Group, Inc.	4,961	464,300
TPG, Inc.	128	6,161
Tradeweb Markets, Inc., Class A	1,039	150,084
Virtu Financial, Inc., Class A	1,670	67,117
		21,980,246
Chemicals — 1.3%
Air Products & Chemicals, Inc.	3,426	955,546
Albemarle Corp.	1,348	75,165
Axalta Coating Systems Ltd.(1)	5,712	175,930
Balchem Corp.	188	31,340
CF Industries Holdings, Inc.	6,023	546,346
Corteva, Inc.	9,473	670,688

Dow, Inc.	16,185	448,972
DuPont de Nemours, Inc.	4,448	297,126
Eastman Chemical Co.	2,809	220,141
Ecolab, Inc.	1,671	443,851
Element Solutions, Inc.	737	15,757
FMC Corp.	3,434	139,283
International Flavors & Fragrances, Inc.	3,740	286,334
Linde PLC	2,950	1,379,361
LyondellBasell Industries NV, Class A	7,453	421,020
Mosaic Co.	9,797	354,064
NewMarket Corp.	373	240,234
PPG Industries, Inc.	2,487	275,560
RPM International, Inc.	2,817	320,687
Sherwin-Williams Co.	2,204	790,817
Westlake Corp.	769	54,622
		8,142,844
Commercial Services and Supplies — 0.6%
Casella Waste Systems, Inc., Class A(1)	711	83,336
Cintas Corp.	3,343	757,190
Clean Harbors, Inc.(1)	844	191,411
Copart, Inc.(1)	10,951	563,757
MSA Safety, Inc.	560	91,263
Republic Services, Inc.	1,015	261,149
Rollins, Inc.	3,628	207,703
Veralto Corp.	2,664	269,144
Waste Connections, Inc.	1,351	266,269
Waste Management, Inc.	3,196	770,140
		3,461,362
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	12,843	1,112,717
Ciena Corp.(1)	2,744	219,685
Cisco Systems, Inc.	32,946	2,076,916
F5, Inc.(1)	828	236,294
Juniper Networks, Inc.	3,475	124,857
Motorola Solutions, Inc.	2,189	909,267
Ubiquiti, Inc.	125	49,411
		4,729,147
Construction and Engineering — 0.4%
AECOM	164	18,015
Comfort Systems USA, Inc.	1,312	627,438
Dycom Industries, Inc.(1)	311	71,505
EMCOR Group, Inc.	1,725	813,958
Fluor Corp.(1)	2,433	101,164
IES Holdings, Inc.(1)	43	11,165
MasTec, Inc.(1)	878	136,907
Quanta Services, Inc.	1,353	463,484
Sterling Infrastructure, Inc.(1)	57	10,717
Valmont Industries, Inc.	905	287,826
WillScot Holdings Corp.	1,458	39,293
		2,581,472
Construction Materials — 0.3%
CRH PLC	7,597	692,543
Eagle Materials, Inc.	1,360	275,006
Knife River Corp.(1)	1,054	99,181
Martin Marietta Materials, Inc.	904	494,985

Vulcan Materials Co.	1,702	451,149
		2,012,864
Consumer Finance — 1.1%
Ally Financial, Inc.	10,123	354,305
American Express Co.	5,827	1,713,429
Capital One Financial Corp.	15,596	2,949,983
Credit Acceptance Corp.(1)	137	65,390
FirstCash Holdings, Inc.	493	63,060
OneMain Holdings, Inc.	5,464	283,254
SLM Corp.	11,398	368,953
SoFi Technologies, Inc.(1)	17,106	227,510
Synchrony Financial	15,766	908,910
Upstart Holdings, Inc.(1)	216	10,189
		6,944,983
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(1)	5,670	641,901
Casey's General Stores, Inc.	1,110	485,914
Costco Wholesale Corp.	5,526	5,748,035
Dollar General Corp.	7,293	709,244
Dollar Tree, Inc.(1)	8,402	758,365
Kroger Co.	21,078	1,438,152
Maplebear, Inc.(1)	2,643	120,706
Performance Food Group Co.(1)	2,822	252,738
Sprouts Farmers Market, Inc.(1)	4,568	789,624
Sysco Corp.	5,973	436,029
Target Corp.	11,092	1,042,759
U.S. Foods Holding Corp.(1)	1,276	100,957
Walgreens Boots Alliance, Inc.	3,669	41,276
Walmart, Inc.	41,174	4,064,697
		16,630,397
Containers and Packaging — 0.5%
Amcor PLC	20,683	188,422
AptarGroup, Inc.	1,766	279,734
Avery Dennison Corp.	991	176,131
Ball Corp.	4,035	216,195
Crown Holdings, Inc.	1,343	132,286
Graphic Packaging Holding Co.	13,709	304,614
International Paper Co.	11,421	546,038
Packaging Corp. of America	2,699	521,366
Silgan Holdings, Inc.	317	17,457
Smurfit WestRock PLC	8,754	379,311
		2,761,554
Distributors — 0.1%
Genuine Parts Co.	2,199	278,217
LKQ Corp.	2,342	94,781
Pool Corp.	1,131	339,967
		712,965
Diversified Consumer Services — 0.2%
ADT, Inc.	4,341	36,117
Duolingo, Inc.(1)	251	130,422
Grand Canyon Education, Inc.(1)	780	154,319
H&R Block, Inc.	2,074	118,115
Service Corp. International	1,757	137,046
Stride, Inc.(1)	2,177	329,576
		905,595

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	126,546	3,517,979
Frontier Communications Parent, Inc.(1)	6,799	246,328
Liberty Global Ltd., Class A(1)	38	366
Liberty Global Ltd., Class C(1)	30	296
Verizon Communications, Inc.	69,534	3,056,715
		6,821,684
Electric Utilities — 1.5%
Alliant Energy Corp.	2,349	146,178
American Electric Power Co., Inc.	9,115	943,311
Constellation Energy Corp.	3,091	946,310
Duke Energy Corp.	5,773	679,598
Edison International	6,894	383,651
Entergy Corp.	9,790	815,311
Evergy, Inc.	4,490	298,181
Eversource Energy	3,621	234,677
Exelon Corp.	16,655	729,822
FirstEnergy Corp.	2,832	118,774
IDACORP, Inc.	1,258	149,639
NextEra Energy, Inc.	5,615	396,644
NRG Energy, Inc.	2,627	409,549
OGE Energy Corp.	5,009	222,750
PG&E Corp.	35,447	598,345
Pinnacle West Capital Corp.	3,280	299,235
Portland General Electric Co.	70	2,968
PPL Corp.	11,892	413,247
Southern Co.	9,316	838,440
Xcel Energy, Inc.	9,352	655,575
		9,282,205
Electrical Equipment — 0.8%
Acuity, Inc.	725	188,420
AMETEK, Inc.	2,091	373,746
Bloom Energy Corp., Class A(1)	240	4,433
Eaton Corp. PLC	2,146	687,149
Emerson Electric Co.	3,316	395,864
GE Vernova, Inc.	2,636	1,246,775
Generac Holdings, Inc.(1)	1,501	183,317
Hubbell, Inc.	497	193,621
NEXTracker, Inc., Class A(1)	6,590	373,587
nVent Electric PLC	1,453	95,608
Rockwell Automation, Inc.	915	288,728
Vertiv Holdings Co., Class A	7,729	834,191
		4,865,439
Electronic Equipment, Instruments and Components — 1.0%
Amphenol Corp., Class A	10,875	977,989
Arrow Electronics, Inc.(1)	2,618	309,919
Badger Meter, Inc.	723	179,463
CDW Corp.	1,512	272,704
Cognex Corp.	1,358	40,699
Coherent Corp.(1)	17	1,286
Corning, Inc.	11,421	566,367
Fabrinet(1)	671	156,256
Flex Ltd.(1)	17,986	760,808
Itron, Inc.(1)	32	3,699
Jabil, Inc.	4,843	813,672

Keysight Technologies, Inc.(1)	2,191	344,075
Littelfuse, Inc.	152	31,169
TD SYNNEX Corp.	1,616	196,085
TE Connectivity PLC	6,924	1,108,325
Teledyne Technologies, Inc.(1)	431	215,009
Trimble, Inc.(1)	2,557	182,237
Vontier Corp.	174	6,221
Zebra Technologies Corp., Class A(1)	245	70,994
		6,236,977
Energy Equipment and Services — 0.5%
Baker Hughes Co.	25,070	928,844
ChampionX Corp.	8,524	205,173
Halliburton Co.	24,629	482,482
NOV, Inc.	4,957	59,484
Schlumberger NV	20,641	682,185
TechnipFMC PLC	17,356	540,639
		2,898,807
Entertainment — 1.4%
Electronic Arts, Inc.	2,183	313,872
Liberty Media Corp.-Liberty Formula One, Class A(1)	257	22,647
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,140	303,104
Liberty Media Corp.-Liberty Live, Class A(1)	703	50,518
Liberty Media Corp.-Liberty Live, Class C(1)	1,881	137,219
Live Nation Entertainment, Inc.(1)	2,189	300,309
Netflix, Inc.(1)	3,731	4,504,175
ROBLOX Corp., Class A(1)	2,282	198,488
Roku, Inc.(1)	1,840	133,326
Take-Two Interactive Software, Inc.(1)	1,130	255,697
TKO Group Holdings, Inc.	257	40,557
Walt Disney Co.	14,872	1,681,131
Warner Bros Discovery, Inc.(1)	41,422	412,977
		8,354,020
Financial Services — 3.4%
Affirm Holdings, Inc.(1)	2,505	130,009
Apollo Global Management, Inc.	5,656	739,183
Berkshire Hathaway, Inc., Class B(1)	9,515	4,795,179
Block, Inc.(1)	5,684	350,987
Corebridge Financial, Inc.	10,843	353,590
Corpay, Inc.(1)	693	225,301
Enact Holdings, Inc.	544	19,258
Equitable Holdings, Inc.	9,342	493,912
Essent Group Ltd.	2,611	151,438
Fidelity National Information Services, Inc.	2,714	216,062
Fiserv, Inc.(1)	2,391	389,231
Global Payments, Inc.	746	56,405
Jack Henry & Associates, Inc.	1,377	249,471
Jackson Financial, Inc., Class A	3,535	289,552
Mastercard, Inc., Class A	8,014	4,692,998
MGIC Investment Corp.	9,308	246,197
Mr. Cooper Group, Inc.(1)	1,297	168,000
PayPal Holdings, Inc.(1)	11,953	840,057
PennyMac Financial Services, Inc.	50	4,800
Shift4 Payments, Inc., Class A(1)(2)	685	64,931
Toast, Inc., Class A(1)	3,907	164,797
Visa, Inc., Class A	16,316	5,958,440

Voya Financial, Inc.	1,755	116,743
WEX, Inc.(1)	287	38,151
		20,754,692
Food Products — 0.6%
Archer-Daniels-Midland Co.	10,710	516,972
Bunge Global SA	4,799	375,042
Cal-Maine Foods, Inc.	50	4,797
Darling Ingredients, Inc.(1)	1,655	51,570
Freshpet, Inc.(1)	417	33,427
General Mills, Inc.	2,731	148,184
Hershey Co.	3,670	589,732
Hormel Foods Corp.	3,875	118,885
Ingredion, Inc.	2,836	394,544
Kellanova	1,900	156,997
Kraft Heinz Co.	9,396	251,155
Lamb Weston Holdings, Inc.	2,722	151,833
Lancaster Colony Corp.	287	48,044
McCormick & Co., Inc.	995	72,366
Mondelez International, Inc., Class A	8,219	554,700
Pilgrim's Pride Corp.	2,055	101,024
Smithfield Foods, Inc.	2,198	51,389
Tyson Foods, Inc., Class A	4,421	248,283
WK Kellogg Co.	53	897
		3,869,841
Gas Utilities — 0.1%
Atmos Energy Corp.	1,733	268,060
National Fuel Gas Co.	2,724	224,839
New Jersey Resources Corp.	423	19,412
Southwest Gas Holdings, Inc.	941	67,592
UGI Corp.	2,895	104,394
		684,297
Ground Transportation — 1.5%
CSX Corp.	47,614	1,504,126
JB Hunt Transport Services, Inc.	2,849	395,584
Knight-Swift Transportation Holdings, Inc.	2,910	128,971
Landstar System, Inc.	1,122	153,961
Lyft, Inc., Class A(1)	828	12,619
Norfolk Southern Corp.	5,897	1,457,267
Old Dominion Freight Line, Inc.	4,988	798,928
Ryder System, Inc.	1,881	276,751
Saia, Inc.(1)	762	201,480
Uber Technologies, Inc.(1)	16,195	1,362,971
U-Haul Holding Co.(1)	50	3,200
U-Haul Holding Co.	1,990	113,510
Union Pacific Corp.	12,125	2,687,627
XPO, Inc.(1)	1,184	134,775
		9,231,770
Health Care Equipment and Supplies — 1.9%
Abbott Laboratories	14,696	1,963,092
Align Technology, Inc.(1)	1,128	204,100
Baxter International, Inc.	5,245	159,972
Becton Dickinson & Co.	1,289	222,469
Boston Scientific Corp.(1)	7,984	840,396
Cooper Cos., Inc.(1)	2,411	164,623
Dexcom, Inc.(1)	14,317	1,228,399

Edwards Lifesciences Corp.(1)	7,590	593,690
Envista Holdings Corp.(1)	5	91
GE HealthCare Technologies, Inc.	1,950	137,553
Globus Medical, Inc., Class A(1)	3,255	192,631
Hologic, Inc.(1)	1,798	111,782
IDEXX Laboratories, Inc.(1)	1,583	812,649
Insulet Corp.(1)	867	281,801
Intuitive Surgical, Inc.(1)	2,122	1,172,065
Lantheus Holdings, Inc.(1)	3,312	250,255
Masimo Corp.(1)	2,700	438,750
Medtronic PLC	8,571	711,222
Merit Medical Systems, Inc.(1)	914	86,857
Penumbra, Inc.(1)	450	120,136
ResMed, Inc.	1,698	415,653
Solventum Corp.(1)	151	11,037
STERIS PLC	1,212	297,195
Stryker Corp.	1,863	712,858
Teleflex, Inc.	532	65,048
Zimmer Biomet Holdings, Inc.	2,726	251,255
		11,445,579
Health Care Providers and Services — 1.2%
Cardinal Health, Inc.	1,667	257,452
Cencora, Inc.	2,414	703,053
Centene Corp.(1)	13,832	780,678
Chemed Corp.	236	135,662
Cigna Group	1,066	337,538
CorVel Corp.(1)	1,172	130,408
CVS Health Corp.	4,216	269,993
DaVita, Inc.(1)	444	60,499
Elevance Health, Inc.	2,120	813,741
Encompass Health Corp.	2,036	246,152
Ensign Group, Inc.	1,251	184,222
Guardant Health, Inc.(1)	887	36,030
HCA Healthcare, Inc.	905	345,158
HealthEquity, Inc.(1)	9	906
Henry Schein, Inc.(1)	4	280
Hims & Hers Health, Inc.(1)	3,054	172,734
Humana, Inc.	1,216	283,486
Labcorp Holdings, Inc.	1,023	254,696
McKesson Corp.	754	542,511
Molina Healthcare, Inc.(1)	1,209	368,793
Quest Diagnostics, Inc.	436	75,576
Tenet Healthcare Corp.(1)	28	4,726
UnitedHealth Group, Inc.	3,126	943,771
Universal Health Services, Inc., Class B	1,776	338,062
		7,286,127
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	1,690	88,032
Veeva Systems, Inc., Class A(1)	1,578	441,367
		529,399
Hotels, Restaurants and Leisure — 2.1%
Airbnb, Inc., Class A(1)	3,882	500,778
Aramark	248	10,044
Booking Holdings, Inc.	164	905,105
Boyd Gaming Corp.	2,927	219,437

Brinker International, Inc.(1)	1,750	302,102
Carnival Corp.(1)	35,609	826,841
Chipotle Mexican Grill, Inc.(1)	26,684	1,336,335
Choice Hotels International, Inc.	479	60,680
Churchill Downs, Inc.	788	75,230
Darden Restaurants, Inc.	2,929	627,421
Domino's Pizza, Inc.	257	121,772
DoorDash, Inc., Class A(1)	2,692	561,686
DraftKings, Inc., Class A(1)	1,370	49,156
Dutch Bros, Inc., Class A(1)	1,698	122,596
Expedia Group, Inc.	1,670	278,472
Flutter Entertainment PLC(1)	595	150,356
Hilton Worldwide Holdings, Inc.	1,457	361,977
Hyatt Hotels Corp., Class A	15	1,980
Las Vegas Sands Corp.	11,943	491,574
Life Time Group Holdings, Inc.(1)	2,441	69,813
Light & Wonder, Inc., Class A(1)	1,295	116,705
Marriott International, Inc., Class A	1,244	328,205
McDonald's Corp.	3,390	1,063,951
MGM Resorts International(1)	1,652	52,286
Norwegian Cruise Line Holdings Ltd.(1)	21,866	385,935
Planet Fitness, Inc., Class A(1)	597	61,390
Royal Caribbean Cruises Ltd.	7,813	2,007,707
Starbucks Corp.	6,382	535,769
Texas Roadhouse, Inc.	2,831	552,639
Vail Resorts, Inc.	428	68,553
Wingstop, Inc.	164	56,039
Wyndham Hotels & Resorts, Inc.	1,094	90,561
Wynn Resorts Ltd.	436	39,475
Yum! Brands, Inc.	1,813	260,963
		12,693,533
Household Durables — 0.6%
Champion Homes, Inc.(1)	822	53,759
DR Horton, Inc.	4,127	487,234
Garmin Ltd.	2,603	528,331
Lennar Corp., B Shares	172	17,424
Lennar Corp., Class A	5,032	533,794
Meritage Homes Corp.	16	1,018
Mohawk Industries, Inc.(1)	1,710	172,043
NVR, Inc.(1)	51	362,912
PulteGroup, Inc.	5,331	522,598
SharkNinja, Inc.(1)	825	75,842
Somnigroup International, Inc.	3,465	225,433
Taylor Morrison Home Corp.(1)	1,587	89,316
Toll Brothers, Inc.	3,051	318,067
TopBuild Corp.(1)	298	84,301
		3,472,072
Household Products — 0.8%
Church & Dwight Co., Inc.	3,064	301,222
Clorox Co.	1,623	214,041
Colgate-Palmolive Co.	11,145	1,035,816
Kimberly-Clark Corp.	5,871	844,015
Procter & Gamble Co.	14,318	2,432,485
		4,827,579
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	23,985	242,009

Clearway Energy, Inc., Class C	1,301	40,032
Talen Energy Corp.(1)	2,234	544,984
Vistra Corp.	8,100	1,300,617
		2,127,642
Industrial Conglomerates — 0.3%
3M Co.	5,945	881,941
Honeywell International, Inc.	3,925	889,679
		1,771,620
Insurance — 4.0%
Aflac, Inc.	9,087	940,868
Allstate Corp.	6,823	1,431,943
American Financial Group, Inc.	2,673	331,399
American International Group, Inc.	14,951	1,265,453
Aon PLC, Class A	1,633	607,607
Arch Capital Group Ltd.	8,790	835,402
Arthur J Gallagher & Co.	2,144	744,911
Assurant, Inc.	1,629	330,654
Assured Guaranty Ltd.	40	3,382
Axis Capital Holdings Ltd.	3,971	412,190
Brown & Brown, Inc.	997	112,561
Chubb Ltd.	4,363	1,296,684
Cincinnati Financial Corp.	2,726	411,135
CNA Financial Corp.	317	15,188
Erie Indemnity Co., Class A	379	135,875
Everest Group Ltd.	934	324,275
F&G Annuities & Life, Inc.	11	352
Fidelity National Financial, Inc.	7,684	420,853
First American Financial Corp.	2,281	127,303
Globe Life, Inc.	3,873	472,003
Hanover Insurance Group, Inc.	1,281	225,430
Hartford Insurance Group, Inc.	9,700	1,259,448
Kinsale Capital Group, Inc.	655	309,153
Lincoln National Corp.	7,572	250,936
Loews Corp.	4,741	423,324
Markel Group, Inc.(1)	460	893,182
Marsh & McLennan Cos., Inc.	2,281	532,978
MetLife, Inc.	14,850	1,166,913
Old Republic International Corp.	7,515	284,067
Primerica, Inc.	1,497	405,088
Principal Financial Group, Inc.	6,416	499,742
Progressive Corp.	10,417	2,968,116
Prudential Financial, Inc.	9,276	963,684
Reinsurance Group of America, Inc.	1,708	347,219
RenaissanceRe Holdings Ltd.	2,112	526,775
RLI Corp.	2,130	163,733
Ryan Specialty Holdings, Inc.	840	60,119
Selective Insurance Group, Inc.	823	72,440
Travelers Cos., Inc.	6,509	1,794,531
Unum Group	7,238	591,417
W.R. Berkley Corp.	6,761	504,979
Willis Towers Watson PLC	565	178,851
		24,642,163
Interactive Media and Services — 5.8%
Alphabet, Inc., Class A	59,978	10,300,622
Alphabet, Inc., Class C	48,630	8,405,696

Match Group, Inc.	1,374	41,138
Meta Platforms, Inc., Class A	25,160	16,290,848
Pinterest, Inc., Class A(1)	6,547	203,677
Reddit, Inc., Class A(1)	1,441	161,896
Snap, Inc., Class A(1)	4,148	34,221
		35,438,098
IT Services — 1.4%
Accenture PLC, Class A	5,662	1,793,835
Akamai Technologies, Inc.(1)	2,555	194,001
Amdocs Ltd.	1,597	146,541
Cloudflare, Inc., Class A(1)	2,580	427,996
Cognizant Technology Solutions Corp., Class A	8,796	712,388
EPAM Systems, Inc.(1)	1,041	181,644
Gartner, Inc.(1)	1,055	460,423
Globant SA(1)	470	46,102
GoDaddy, Inc., Class A(1)	2,157	392,898
International Business Machines Corp.	8,332	2,158,488
Kyndryl Holdings, Inc.(1)	12,999	507,481
MongoDB, Inc.(1)	772	145,777
Okta, Inc.(1)	1,245	128,447
Snowflake, Inc., Class A(1)	2,578	530,217
Twilio, Inc., Class A(1)	1,963	231,045
VeriSign, Inc.	722	196,723
		8,254,006
Leisure Products — 0.1%
Hasbro, Inc.	775	51,700
Mattel, Inc.(1)	13,751	260,444
		312,144
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	2,727	305,206
Avantor, Inc.(1)	18	232
Bio-Rad Laboratories, Inc., Class A(1)	290	65,810
Bio-Techne Corp.	1,223	59,193
Bruker Corp.	1,361	49,949
Charles River Laboratories International, Inc.(1)	273	37,027
Danaher Corp.	2,805	532,669
Illumina, Inc.(1)	3,360	276,326
IQVIA Holdings, Inc.(1)	947	132,892
Medpace Holdings, Inc.(1)	393	115,896
Mettler-Toledo International, Inc.(1)	114	131,729
Repligen Corp.(1)	517	61,042
Revvity, Inc.	849	76,767
Thermo Fisher Scientific, Inc.	1,463	589,326
Waters Corp.(1)	1,123	392,197
West Pharmaceutical Services, Inc.	1,155	243,532
		3,069,793
Machinery — 2.3%
AGCO Corp.	2,634	258,079
Allison Transmission Holdings, Inc.	956	98,965
Caterpillar, Inc.	8,454	2,942,246
Crane Co.	671	115,009
Cummins, Inc.	1,994	641,031
Deere & Co.	5,369	2,718,110
Donaldson Co., Inc.	4,216	293,223
Dover Corp.	1,317	234,097

Esab Corp.	185	22,753
Federal Signal Corp.	877	82,499
Flowserve Corp.	1,813	90,487
Fortive Corp.	1,287	90,335
Gates Industrial Corp. PLC(1)	848	17,935
Graco, Inc.	3,546	300,204
IDEX Corp.	466	84,304
Illinois Tool Works, Inc.	3,290	806,313
Ingersoll Rand, Inc.	2,206	180,098
ITT, Inc.	1,466	220,692
JBT Marel Corp.	744	85,419
Lincoln Electric Holdings, Inc.	1,775	343,622
Middleby Corp.(1)	1,253	183,101
Mueller Industries, Inc.	3,509	273,246
Oshkosh Corp.	2,043	202,645
Otis Worldwide Corp.	2,398	228,649
PACCAR, Inc.	12,359	1,159,892
Parker-Hannifin Corp.	982	652,736
Pentair PLC	871	86,386
RBC Bearings, Inc.(1)	394	144,153
Snap-on, Inc.	1,493	478,880
SPX Technologies, Inc.(1)	548	83,345
Stanley Black & Decker, Inc.	80	5,234
Timken Co.	911	62,394
Toro Co.	3,074	232,948
Watts Water Technologies, Inc., Class A	690	167,063
Westinghouse Air Brake Technologies Corp.	1,226	248,044
Xylem, Inc.	2,078	261,911
		14,096,048
Marine Transportation — 0.0%
Kirby Corp.(1)	1,490	164,854
Media — 0.6%
Charter Communications, Inc., Class A(1)	903	357,832
Comcast Corp., Class A	56,561	1,955,314
EchoStar Corp., Class A(1)	4,311	76,434
Fox Corp., Class A	4,913	269,920
Fox Corp., Class B	2,920	146,818
Liberty Broadband Corp., Class A(1)	139	12,913
Liberty Broadband Corp., Class C(1)	2,159	202,514
New York Times Co., Class A	2,822	161,193
News Corp., Class A	5,708	161,194
News Corp., Class B	1,207	39,493
Nexstar Media Group, Inc., Class A	265	45,161
Omnicom Group, Inc.	631	46,341
Paramount Global, Class B	12,971	156,949
Trade Desk, Inc., Class A(1)	2,129	160,143
		3,792,219
Metals and Mining — 0.6%
Alcoa Corp.	3,280	87,805
Carpenter Technology Corp.	1,547	363,545
Commercial Metals Co.	3,273	152,489
Freeport-McMoRan, Inc.	24,269	933,871
Newmont Corp.	2,339	123,312
Nucor Corp.	6,047	661,300
Reliance, Inc.	1,163	340,550

Royal Gold, Inc.	1,265	225,322
Steel Dynamics, Inc.	4,425	544,585
U.S. Steel Corp.	3,267	175,830
		3,608,609
Multi-Utilities — 0.6%
Ameren Corp.	3,615	350,221
CenterPoint Energy, Inc.	6,399	238,299
CMS Energy Corp.	5,645	396,448
Consolidated Edison, Inc.	5,072	529,973
Dominion Energy, Inc.	13,730	778,079
DTE Energy Co.	3,181	434,684
NiSource, Inc.	7,819	309,163
Public Service Enterprise Group, Inc.	4,124	334,168
Sempra	3,857	303,122
WEC Energy Group, Inc.	2,062	221,541
		3,895,698
Oil, Gas and Consumable Fuels — 4.9%
Antero Midstream Corp.	12,704	238,581
Antero Resources Corp.(1)	6,186	231,666
APA Corp.	13,312	226,437
Cheniere Energy, Inc.	7,117	1,686,658
Chevron Corp.	21,806	2,980,880
Chord Energy Corp.	2,254	202,860
Comstock Resources, Inc.(1)(2)	1,597	37,210
ConocoPhillips	24,892	2,124,532
Coterra Energy, Inc.	25,675	624,159
Devon Energy Corp.	20,356	615,973
Diamondback Energy, Inc.	4,688	630,770
DT Midstream, Inc.	1,879	196,806
EOG Resources, Inc.	14,373	1,560,477
EQT Corp.	12,679	698,993
Expand Energy Corp.	5,202	604,108
Exxon Mobil Corp.	52,843	5,405,839
Hess Corp.	10,888	1,439,285
Hess Midstream LP, Class A	5,458	201,946
HF Sinclair Corp.	5,290	191,128
Kinder Morgan, Inc.	21,635	606,645
Kinetik Holdings, Inc.	28	1,247
Marathon Petroleum Corp.	7,385	1,187,065
Matador Resources Co.	5,676	244,125
Occidental Petroleum Corp.	19,805	807,648
ONEOK, Inc.	9,647	779,863
Ovintiv, Inc.	11,624	416,372
Permian Resources Corp.	28,229	355,968
Phillips 66	5,827	661,248
Range Resources Corp.	9,293	353,506
Targa Resources Corp.	7,986	1,261,229
Texas Pacific Land Corp.	466	519,138
Valero Energy Corp.	8,153	1,051,492
Viper Energy, Inc.	1,716	68,108
Williams Cos., Inc.	25,537	1,545,244
		29,757,206
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	3,026	272,552

Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	6,937	353,301
American Airlines Group, Inc.(1)	5,081	57,974
Delta Air Lines, Inc.	25,860	1,251,365
Joby Aviation, Inc.(1)(2)	4,995	39,061
Southwest Airlines Co.	9,823	327,892
United Airlines Holdings, Inc.(1)	14,997	1,191,437
		3,221,030
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	957	60,243
Estee Lauder Cos., Inc., Class A	2,302	154,096
Kenvue, Inc.	14,519	346,569
		560,908
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	20,286	979,408
Corcept Therapeutics, Inc.(1)	1,856	143,951
Elanco Animal Health, Inc.(1)	30	403
Eli Lilly & Co.	6,035	4,451,839
Jazz Pharmaceuticals PLC(1)	3,091	334,044
Johnson & Johnson	29,076	4,512,886
Merck & Co., Inc.	21,037	1,616,483
Pfizer, Inc.	53,838	1,264,655
Royalty Pharma PLC, Class A	6,464	212,536
Viatris, Inc.	40,392	355,046
Zoetis, Inc.	6,767	1,141,119
		15,012,370
Professional Services — 0.9%
Amentum Holdings, Inc.(1)	149	3,079
Automatic Data Processing, Inc.	5,019	1,633,835
Booz Allen Hamilton Holding Corp.	983	104,444
Broadridge Financial Solutions, Inc.	1,264	306,937
Equifax, Inc.	406	107,261
ExlService Holdings, Inc.(1)	2,804	128,956
FTI Consulting, Inc.(1)	411	67,470
Genpact Ltd.	3,798	163,504
Jacobs Solutions, Inc.	333	42,058
KBR, Inc.	858	44,779
Leidos Holdings, Inc.	600	89,112
Parsons Corp.(1)	343	22,240
Paychex, Inc.	5,250	829,027
Paycom Software, Inc.	2,412	624,925
Paylocity Holding Corp.(1)	718	137,066
Robert Half, Inc.	3,300	151,107
SS&C Technologies Holdings, Inc.	897	72,487
TransUnion	688	58,913
UL Solutions, Inc., Class A	1,319	94,309
Verisk Analytics, Inc.	2,435	764,931
		5,446,440
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	3,295	411,941
CoStar Group, Inc.(1)	3,990	293,504
Jones Lang LaSalle, Inc.(1)	705	157,003
Landbridge Co. LLC, Class A	65	4,644
Zillow Group, Inc., Class A(1)	374	24,748

Zillow Group, Inc., Class C(1)	1,753	117,644
		1,009,484
Semiconductors and Semiconductor Equipment — 9.3%
Advanced Micro Devices, Inc.(1)	14,630	1,619,980
Amkor Technology, Inc.	3,516	63,358
Analog Devices, Inc.	4,438	949,643
Applied Materials, Inc.	10,266	1,609,196
Astera Labs, Inc.(1)	296	26,853
Broadcom, Inc.	41,508	10,047,842
Cirrus Logic, Inc.(1)	500	49,180
Credo Technology Group Holding Ltd.(1)	12	732
Enphase Energy, Inc.(1)	380	15,728
First Solar, Inc.(1)	2,325	367,536
GLOBALFOUNDRIES, Inc.(1)	1,386	49,619
Intel Corp.	43,024	841,119
KLA Corp.	2,465	1,865,709
Lam Research Corp.	29,333	2,369,813
Lattice Semiconductor Corp.(1)	820	36,851
MACOM Technology Solutions Holdings, Inc.(1)	454	55,211
Marvell Technology, Inc.	7,822	470,806
Microchip Technology, Inc.	4,765	276,561
Micron Technology, Inc.	14,921	1,409,438
Monolithic Power Systems, Inc.	470	311,093
NVIDIA Corp.	212,411	28,703,098
NXP Semiconductors NV	2,185	417,619
ON Semiconductor Corp.(1)	10,333	434,193
Onto Innovation, Inc.(1)	577	53,049
Qorvo, Inc.(1)	1,268	96,393
QUALCOMM, Inc.	13,650	1,981,980
Rambus, Inc.(1)	2,071	110,736
SiTime Corp.(1)	10	1,961
Skyworks Solutions, Inc.	4,314	297,795
Teradyne, Inc.	2,858	224,639
Texas Instruments, Inc.	8,244	1,507,415
Universal Display Corp.	487	69,812
		56,334,958
Software — 9.5%
ACI Worldwide, Inc.(1)	1,127	52,135
Adobe, Inc.(1)	3,879	1,610,134
ANSYS, Inc.(1)	814	269,287
Appfolio, Inc., Class A(1)	230	48,569
AppLovin Corp., Class A(1)	3,808	1,496,544
Atlassian Corp., Class A(1)	1,440	298,987
Aurora Innovation, Inc.(1)(2)	14,638	88,706
Autodesk, Inc.(1)	1,926	570,327
Bentley Systems, Inc., Class B	1,070	51,071
Bill Holdings, Inc.(1)	1,198	52,329
Cadence Design Systems, Inc.(1)	2,432	698,154
Clearwater Analytics Holdings, Inc., Class A(1)	2,549	58,882
Commvault Systems, Inc.(1)	813	148,901
Confluent, Inc., Class A(1)	1,579	36,364
Crowdstrike Holdings, Inc., Class A(1)	2,131	1,004,489
Datadog, Inc., Class A(1)	2,710	319,455
Docusign, Inc.(1)	3,224	285,679
Dolby Laboratories, Inc., Class A	944	70,101

Dropbox, Inc., Class A(1)	1,500	43,290
D-Wave Quantum, Inc.(1)	53	865
Dynatrace, Inc.(1)	2,467	133,243
Fair Isaac Corp.(1)	218	376,329
Fortinet, Inc.(1)	12,550	1,277,339
Gitlab, Inc., Class A(1)	1,226	55,795
Guidewire Software, Inc.(1)	686	147,504
HubSpot, Inc.(1)	454	267,815
InterDigital, Inc.	1,073	233,120
Intuit, Inc.	2,517	1,896,484
Klaviyo, Inc., Class A(1)	619	21,046
Manhattan Associates, Inc.(1)	1,234	232,955
MARA Holdings, Inc.(1)(2)	3,795	53,585
Microsoft Corp.	67,475	31,062,791
MicroStrategy, Inc., Class A(1)	2,489	918,590
Nutanix, Inc., Class A(1)	2,356	180,682
Oracle Corp.	14,942	2,473,349
Palantir Technologies, Inc., Class A(1)	19,509	2,570,896
Palo Alto Networks, Inc.(1)	6,149	1,183,191
Pegasystems, Inc.	1,638	160,770
Procore Technologies, Inc.(1)	171	11,486
PTC, Inc.(1)	1,079	181,617
Roper Technologies, Inc.	983	560,575
Rubrik, Inc., Class A(1)	710	67,699
Salesforce, Inc.	8,423	2,235,212
Samsara, Inc., Class A(1)	2,255	104,948
SentinelOne, Inc., Class A(1)	2,435	42,880
ServiceNow, Inc.(1)	1,854	1,874,561
SPS Commerce, Inc.(1)	285	40,117
Synopsys, Inc.(1)	1,363	632,405
Tyler Technologies, Inc.(1)	413	238,297
UiPath, Inc., Class A(1)	5,160	68,680
Vertex, Inc., Class A(1)	703	27,818
Workday, Inc., Class A(1)	1,923	476,346
Zoom Communications, Inc., Class A(1)	3,671	298,269
Zscaler, Inc.(1)	902	248,681
		57,559,344
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(1)	1,669	131,000
Asbury Automotive Group, Inc.(1)	136	30,996
AutoNation, Inc.(1)	809	148,735
AutoZone, Inc.(1)	76	283,711
Bath & Body Works, Inc.	1,557	43,783
Best Buy Co., Inc.	7,517	498,227
Burlington Stores, Inc.(1)	2,443	557,664
CarMax, Inc.(1)	3,653	235,472
Carvana Co.(1)	1,306	427,271
Chewy, Inc., Class A(1)	3,647	165,027
Dick's Sporting Goods, Inc.	2,290	410,689
Five Below, Inc.(1)	43	5,012
Floor & Decor Holdings, Inc., Class A(1)	2,518	180,515
GameStop Corp., Class A(1)	5,994	178,621
Gap, Inc.	11,889	265,244
Group 1 Automotive, Inc.	205	86,904
Home Depot, Inc.	9,129	3,362,119

Lithia Motors, Inc.	445	141,025
Lowe's Cos., Inc.	2,779	627,304
Murphy USA, Inc.	769	328,201
O'Reilly Automotive, Inc.(1)	371	507,342
Penske Automotive Group, Inc.	298	48,926
Ross Stores, Inc.	9,301	1,302,977
TJX Cos., Inc.	22,134	2,808,805
Tractor Supply Co.	17,950	868,780
Ulta Beauty, Inc.(1)	1,940	914,632
Urban Outfitters, Inc.(1)	238	16,636
Williams-Sonoma, Inc.	5,499	889,518
		15,465,136
Technology Hardware, Storage and Peripherals — 4.8%
Apple, Inc.	135,188	27,152,510
Dell Technologies, Inc., Class C	2,824	314,227
Hewlett Packard Enterprise Co.	25,192	435,318
HP, Inc.	8,649	215,360
NetApp, Inc.	3,037	301,149
Pure Storage, Inc., Class A(1)	3,599	192,870
Sandisk Corp.(1)	5,379	202,735
Seagate Technology Holdings PLC	1,830	215,830
Super Micro Computer, Inc.(1)	5,421	216,948
Western Digital Corp.(1)	4,169	214,912
		29,461,859
Textiles, Apparel and Luxury Goods — 0.9%
Amer Sports, Inc.(1)	1,231	44,784
Birkenstock Holding PLC(1)	239	12,853
Crocs, Inc.(1)	2,580	263,160
Deckers Outdoor Corp.(1)	5,584	589,224
Levi Strauss & Co., Class A	3,098	53,750
Lululemon Athletica, Inc.(1)	4,174	1,321,781
NIKE, Inc., Class B	25,093	1,520,385
Ralph Lauren Corp.	1,918	530,922
Skechers USA, Inc., Class A(1)	3,012	186,864
Tapestry, Inc.	8,153	640,418
VF Corp.	18,759	233,737
		5,397,878
Tobacco — 0.3%
Altria Group, Inc.	9,374	568,158
Philip Morris International, Inc.	8,375	1,512,441
		2,080,599
Trading Companies and Distributors — 0.9%
Air Lease Corp.	5,111	294,445
Applied Industrial Technologies, Inc.	893	202,282
Fastenal Co.	20,916	864,667
Ferguson Enterprises, Inc.	502	91,535
FTAI Aviation Ltd.	3,730	436,969
GATX Corp.	1,256	200,005
Herc Holdings, Inc.	997	123,628
QXO, Inc.(2)	3,026	51,442
SiteOne Landscape Supply, Inc.(1)	458	53,499
United Rentals, Inc.	1,255	889,017
Watsco, Inc.	615	272,796
WESCO International, Inc.	2,066	346,861

WW Grainger, Inc.	1,226	1,333,349
		5,160,495
Water Utilities — 0.0%
American Water Works Co., Inc.	1,403	200,587
Essential Utilities, Inc.	1,635	62,996
		263,583
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	8,182	1,981,680
U.S. Cellular Corp.(1)	272	16,856
		1,998,536
TOTAL COMMON STOCKS (Cost $543,412,536)		608,055,177
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	374,521	374,521
State Street Navigator Securities Lending Government Money Market Portfolio(3)	277,568	277,568
TOTAL SHORT-TERM INVESTMENTS (Cost $652,089)		652,089
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $544,064,625)		608,707,266
OTHER ASSETS AND LIABILITIES — 0.1%		385,939
TOTAL NET ASSETS — 100.0%		$609,093,205

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $386,012. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $400,573, which includes securities collateral of $123,005.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.